UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          February 14, 2009

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 87 data records

Form 13F Information Table Value Total:   61548(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1226         24648 SH       Sole                      900      23748
AT&T Corp.                     COM              00206r102      626         24809 SH       Sole                     1000      23809
Abbott Laboratories            COM              002824100     1348         28240 SH       Sole                      100      28140
Alcon, Inc                     COM              H01301102      210          2300 SH       Sole                                2300
Alliant Energy Corp.           COM              018802108      538         21756 SH       Sole                               21756
Altria Group Inc.              COM              02209s103      402         25059 SH       Sole                               25059
Anadarko Petroleum Corporation COM              032511107     1728         44418 SH       Sole                     1700      42718
Annaly Mortgage Mgmt. Inc.     COM              035710409      469         33800 SH       Sole                     3000      30800
Apache                         COM              037411105     1095         17075 SH       Sole                      200      16875
Apple Computer                 COM              037833100     1284         12211 SH       Sole                      350      11861
Applied Materials Inc.         COM              038222105      142         13200 SH       Sole                     1000      12200
Associated Banc-Corp           COM              045487105      370         23925 SH       Sole                               23925
BHP Billiton Ltd.              COM              088606108      308          6900 SH       Sole                     1500       5400
BP PLC                         COM              055622104      317          7889 SH       Sole                                7889
Baxter International           COM              071813109      852         16631 SH       Sole                     1400      15231
Becton Dickinson & Co.         COM              075887109     1043         15500 SH       Sole                               15500
Berkley W R Corp.              COM              084423102      400         17735 SH       Sole                      600      17135
Berkshire Hathaway Cl. B       COM              084670207      615           218 SH       Sole                       15        203
Bristol-Myers Squibb Co.       COM              110122108      317         14450 SH       Sole                               14450
Bucyrus International, Inc.    COM              118759109      207         13590 SH       Sole                               13590
Chevron Corp.                  COM              166764100      744         11064 SH       Sole                               11064
Church & Dwight Co.            COM              171340102      262          5000 SH       Sole                                5000
Cisco Systems Inc.             COM              17275R102      581         34620 SH       Sole                     1400      33220
Clarcor Inc                    COM              179895107      255         10100 SH       Sole                               10100
Clarient, Inc.                 COM              180489106      712        316400 SH       Sole                              316400
Coca-Cola Co.                  COM              191216100      350          7960 SH       Sole                      400       7560
Colgate Palmolive Co.          COM              194162103     2052         34785 SH       Sole                     1400      33385
Collection House               COM              Q2621Z109       30        100000 SH       Sole                              100000
ConocoPhillips                 COM              20825c104      952         24300 SH       Sole                               24300
Covance Inc.                   COM              222816100      730         20475 SH       Sole                       75      20400
DNP Select Income Fund         COM              23325p104      186         27300 SH       Sole                     6000      21300
Diageo                         COM              25243q205      502         11200 SH       Sole                               11200
E. I. du Pont de Nemours       COM              263534109      511         22840 SH       Sole                     2800      20040
EMC Corp.                      COM              268648102      581         50955 SH       Sole                     1500      49455
Eldorado Gold Corp.            COM              284902103      144         16000 SH       Sole                               16000
Exelon Corp                    COM              30161n101      344          7557 SH       Sole                     1400       6157
Exxon Mobil                    COM              30231G102     2986         43835 SH       Sole                     1001      42834
Fastenal                       COM              311900104      248          7700 SH       Sole                                7700
Fiserv Inc.                    COM              337738108      529         14502 SH       Sole                     1700      12802
Freeport McMoran CP & GLD Cl B COM              35671D857      413         10837 SH       Sole                               10837
General Dynamics               COM              369550108     1239         29780 SH       Sole                      250      29530
General Electric Co.           COM              369604103      704         69560 SH       Sole                               69560
Gilead Sciences Inc.           COM              375558103      340          7325 SH       Sole                                7325
Goldman Sachs Group Inc.       COM              38141g104      239          2250 SH       Sole                                2250
Halliburton Co.                COM              406216101      204         13150 SH       Sole                      100      13050
Hewlett Packard Co.            COM              428236103      418         13029 SH       Sole                               13029
IBM Corp.                      COM              459200101     1373         14168 SH       Sole                               14168
Intel Corp.                    COM              458140100     1579        105004 SH       Sole                     4800     100204
Johnson & Johnson              COM              478160104     2329         44268 SH       Sole                     1200      43068
Johnson Controls               COM              478366107      199         16574 SH       Sole                               16574
Kohls Corp.                    COM              500255104      640         15119 SH       Sole                               15119
L3 Communications Holdings     COM              502424104     1254         18489 SH       Sole                      950      17539
LKQ Corporation                COM              501889208      156         10900 SH       Sole                               10900
Lehman Trikes Inc.             COM              525216107        4         35000 SH       Sole                               35000
Lilly, Eli & Co.               COM              532457108     2158         64582 SH       Sole                     2500      62082
Market Vectors EFT Trust Gold  COM              57060u100      760         20600 SH       Sole                      600      20000
Marsh & McLennan Cos.          COM              571748102      908         44810 SH       Sole                     3900      40910
Marshall & Ilsley Corp.        COM              571837103       64         11308 SH       Sole                               11308
McDonalds Corp.                COM              580135101      485          8875 SH       Sole                                8875
Microsoft Corp.                COM              594918104      684         37182 SH       Sole                      800      36382
Monsanto                       COM              61166w101     1641         19740 SH       Sole                      100      19640
Nestle S A Reg B ADR           COM              641069406      940         27775 SH       Sole                               27775
Newmont Mining                 COM              651639106     1243         27750 SH       Sole                               27750
NovaGold Resources Inc.        COM              66987e206       56         20000 SH       Sole                               20000
Occidental Petroleum Corp.     COM              674599105      766         13750 SH       Sole                     1400      12350
Oracle Systems Corp.           COM              68389X105      307         16968 SH       Sole                      200      16768
Penn West Energy Trust         COM              707885109      387         40700 SH       Sole                               40700
Pepsico, Inc.                  COM              713448108     2365         45930 SH       Sole                     1900      44030
Pfizer, Inc.                   COM              717081103      413         30300 SH       Sole                               30300
Philip Morris International    COM              718172109      380         10659 SH       Sole                               10659
ProShares UltraShort Lehman 20 COM              74347R297      465         10650 SH       Sole                               10650
Procter & Gamble Co.           COM              742718109     2247         47710 SH       Sole                     1589      46121
Quest Diagnostics Inc.         COM              74834l100      817         17203 SH       Sole                     1700      15503
Republic Services, Inc.        COM              760759100      602         35100 SH       Sole                     3200      31900
Schlumberger Ltd.              COM              806857108     1022         25145 SH       Sole                               25145
Select Comfort Corp.           COM              81616x103        8         10000 SH       Sole                               10000
Southern Copper                COM              84265v105      285         16350 SH       Sole                               16350
Stericycle Inc                 COM              858912108      546         11425 SH       Sole                               11425
Thermo Fisher Scientific       COM              883556102      329          9205 SH       Sole                     1700       7505
Transglobe Energy Corp.        COM              893662106       32         11500 SH       Sole                               11500
US Bancorp                     COM              902973304      579         39562 SH       Sole                               39562
United Technologies Corp.      COM              913017109      603         14015 SH       Sole                     1500      12515
Varian Medical Sys Inc.        COM              92220P105      210          6875 SH       Sole                      700       6175
Verizon Communications         COM              92343V104      959         31744 SH       Sole                     1400      30344
Walgreen Co.                   COM              931422109      971         37385 SH       Sole                     2443      34942
Wyeth                          COM              983024100      316          7320 SH       Sole                                7320
XTO Energy Inc.                COM              98385x106      755         24625 SH       Sole                      125      24500